Fees Summary	Aug. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,191,600.00
Previously Paid Amount	0.00
Total Fee Amount	323.48
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 323.48
Narrative - Max Aggregate Offering Price	$ 2,191,600.00
Final Prospectus	true